Trade and other payables (Details Narrative) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ProjectLineItems [Line Items]
Revenue from government grants	£ 1,789	£ 840	£ 547
Government Project [Member]
ProjectLineItems [Line Items]
Project maturity date	Jan. 31, 2019
Revenue from government grants	£ 1,610	840	547
Deferred revenue from government grants	£ 124	£ 1,110	£ 1,240